Long-term debt (Details) (CHF) In Millions, unless otherwise specified					6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2011 QoQ Percent Change	Jun. 30, 2011 Ytd Percent Change	Jun. 30, 2011 YoY Percent Change
Long-term debt (CHF million)
Senior	122,668	131,074	130,792	134,389
Senior notes, % change (as a percent)					(6.00%)	(6.00%)	(9.00%)
Subordinated	23,307	24,648	23,221	26,403
Subordinated, % change (as a percent)					(5.00%)	0.00%	(12.00%)
Non-recourse liabilities from consolidated VIEs	18,184	20,155	19,739	21,918
Nonrecourse liabilities from consolidated VIEs, % change (as a percent)					(10.00%)	(8.00%)	(17.00%)
Long-term debt	164,159	175,877	173,752	182,710
of which reported at fair value	76,844	83,811	83,692	92,132
Long-term debt, % Change (as a percent)					(7.00%)	(6.00%)	(10.00%)
of which reported at fair value, % Change (as a percent)					(8.00%)	(8.00%)	(17.00%)